Annual Fund Operating Expenses	Nov. 10, 2025
Defiance GRNY Option Income ETF | Defiance GRNY Option Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.85%
Defiance NUKZ Option Income ETF | Defiance NUKZ Option Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.85%
Defiance BMNR Option Income ETF | Defiance BMNR Option Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.85%

[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year.
[3]	Estimated for the current fiscal year.